Quarterly Holdings Report
for

Fidelity Managed Retirement Income Fund℠

April 30, 2019

RW22-QTLY-0619
1.858586.111

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 11.3%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	2,065	$20,858
Fidelity Series Blue Chip Growth Fund (a)	2,421	37,399
Fidelity Series Commodity Strategy Fund (a)	39,589	188,045
Fidelity Series Growth Company Fund (a)	4,339	75,849
Fidelity Series Intrinsic Opportunities Fund (a)	5,639	93,999
Fidelity Series Large Cap Stock Fund (a)	5,373	81,675
Fidelity Series Large Cap Value Index Fund (a)	1,775	22,809
Fidelity Series Opportunistic Insights Fund (a)	2,228	41,020
Fidelity Series Small Cap Discovery Fund (a)	941	11,012
Fidelity Series Small Cap Opportunities Fund (a)	2,428	33,629
Fidelity Series Stock Selector Large Cap Value Fund (a)	5,043	62,183
Fidelity Series Value Discovery Fund (a)	3,422	43,932
TOTAL DOMESTIC EQUITY FUNDS
(Cost $698,426)		712,410

International Equity Funds - 9.0%
Fidelity Series Canada Fund (a)	1,473	15,791
Fidelity Series Emerging Markets Fund (a)	2,236	22,274
Fidelity Series Emerging Markets Opportunities Fund (a)	10,575	200,812
Fidelity Series International Growth Fund (a)	9,204	146,338
Fidelity Series International Small Cap Fund (a)	2,169	35,197
Fidelity Series International Value Fund (a)	15,197	146,504
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $560,984)		566,916

Bond Funds - 57.4%
Fidelity Series Corporate Bond Fund (a)	47,601	483,629
Fidelity Series Emerging Markets Debt Fund (a)	4,634	44,117
Fidelity Series Floating Rate High Income Fund (a)	1,010	9,476
Fidelity Series Government Bond Index Fund (a)	65,220	662,631
Fidelity Series High Income Fund (a)	4,992	47,425
Fidelity Series Inflation-Protected Bond Index Fund (a)	85,469	839,309
Fidelity Series International Credit Fund (a)	410	4,059
Fidelity Series Investment Grade Bond Fund (a)	63,161	706,141
Fidelity Series Investment Grade Securitized Fund (a)	49,207	499,940
Fidelity Series Long-Term Treasury Bond Index Fund (a)	32,972	286,193
Fidelity Series Real Estate Income Fund (a)	2,692	29,560
TOTAL BOND FUNDS
(Cost $3,600,820)		3,612,480

Short-Term Funds - 22.3%
Fidelity Series Government Money Market Fund 2.49% (a)(b)	281,243	281,243
Fidelity Series Short-Term Credit Fund (a)	28,216	281,591
Fidelity Series Treasury Bill Index Fund (a)	84,570	844,005
TOTAL SHORT-TERM FUNDS
(Cost $1,407,846)		1,406,839
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,268,076)		6,298,645
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,354)
NET ASSETS - 100%		$6,296,291

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$363	$--	$376	$--	$192	$(179)	$--
Fidelity Series All-Sector Equity Fund	49,054	8,667	33,293	5,235	659	(4,229)	20,858
Fidelity Series Blue Chip Growth Fund	51,872	11,076	24,966	5,112	2,391	(2,974)	37,399
Fidelity Series Canada Fund	16,098	5,113	5,489	323	20	49	15,791
Fidelity Series Commodity Strategy Fund	140,965	91,421	30,401	8,152	(22)	(13,918)	188,045
Fidelity Series Corporate Bond Fund	--	487,587	10,900	2,057	80	6,862	483,629
Fidelity Series Emerging Markets Debt Fund	40,866	11,790	7,714	1,658	(625)	(200)	44,117
Fidelity Series Emerging Markets Fund	--	23,875	2,296	88	(33)	728	22,274
Fidelity Series Emerging Markets Opportunities Fund	216,061	74,434	79,198	16,116	(1,309)	(9,176)	200,812
Fidelity Series Floating Rate High Income Fund	17,678	1,289	9,200	737	(216)	(75)	9,476
Fidelity Series Government Bond Index Fund	--	672,693	13,895	1,862	82	3,751	662,631
Fidelity Series Government Money Market Fund 2.49%	1,425,208	71,999	1,215,964	16,875	--	--	281,243
Fidelity Series Growth Company Fund	104,920	24,302	50,565	8,285	6,045	(8,853)	75,849
Fidelity Series High Income Fund	92,089	6,853	50,685	3,863	(1,432)	600	47,425
Fidelity Series Inflation-Protected Bond Index Fund	740,627	256,593	165,356	14,366	(2,061)	9,506	839,309
Fidelity Series International Credit Fund	4,998	252	1,190	219	(23)	22	4,059
Fidelity Series International Growth Fund	158,436	48,415	58,825	9,183	1,219	(2,907)	146,338
Fidelity Series International Small Cap Fund	37,953	12,716	12,485	3,111	12	(2,999)	35,197
Fidelity Series International Value Fund	158,963	40,864	41,278	5,020	(138)	(11,907)	146,504
Fidelity Series Intrinsic Opportunities Fund	124,494	17,107	36,916	7,690	3,103	(13,789)	93,999
Fidelity Series Investment Grade Bond Fund	2,621,965	130,135	2,079,706	53,114	(44,852)	78,599	706,141
Fidelity Series Investment Grade Securitized Fund	--	506,001	8,440	1,645	26	2,353	499,940
Fidelity Series Large Cap Stock Fund	112,022	22,728	46,898	9,258	1,760	(7,937)	81,675
Fidelity Series Large Cap Value Index Fund	31,263	3,934	12,336	1,077	806	(858)	22,809
Fidelity Series Long-Term Treasury Bond Index Fund	251,140	101,892	75,510	5,976	(1,422)	10,093	286,193
Fidelity Series Opportunistic Insights Fund	56,495	10,461	25,591	3,553	1,933	(2,278)	41,020
Fidelity Series Real Estate Income Fund	33,223	3,402	7,120	1,669	(185)	240	29,560
Fidelity Series Short-Term Credit Fund	356,417	28,968	107,150	5,788	(1,224)	4,580	281,591
Fidelity Series Small Cap Discovery Fund	15,239	2,460	6,363	747	193	(517)	11,012
Fidelity Series Small Cap Opportunities Fund	46,830	9,976	19,959	4,013	2,814	(6,032)	33,629
Fidelity Series Stock Selector Large Cap Value Fund	85,509	13,455	34,176	5,357	567	(3,172)	62,183
Fidelity Series Treasury Bill Index Fund	--	861,520	16,704	2,606	--	(811)	844,005
Fidelity Series Value Discovery Fund	60,488	7,951	22,531	2,707	514	(2,490)	43,932
	$7,051,236	$3,569,929	$4,313,476	$207,462	$(31,126)	$22,082	$6,298,645

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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